UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21766
Highland Corporate Opportunities Fund
(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero, President
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 — June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. The registrant filed an application for deregistration on Form N-8f with the Securities and Exchange Commission on July 19, 2007.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Corporate Opportunities Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer
(Principal Executive Officer)

Date	August 31, 2007

*Print the name and title of each signing officer under his or her signature.